Commitments And Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 Commitments and Contingencies

Agreements

During 2016, U.S. Cellular entered into agreements with Apple to purchase certain minimum quantities of Apple iPhone products and fund marketing programs related to the Apple iPhone products over a three-year period beginning in September 2016.  Based on current forecasts, U.S. Cellular estimates that the remaining contractual commitment as of December 31, 2016 under these agreements is approximately $1,351 million.  At this time, U.S. Cellular expects to meet its contractual commitments with Apple.

In November 2014, U.S. Cellular executed a Master Statement of Work (“Master”) and certain other documents with Amdocs Software Systems Limited (“Amdocs”).  The agreement provides that U.S. Cellular will outsource to Amdocs certain support functions for its Billing and Operations Support System (“B/OSS”).  Such functions include application support, billing operations and some infrastructure services.  In October 2016, U.S. Cellular executed two Statements of Work (“SOW”) with Amdocs for continued development and support related to its billing system.  Both the Master and SOW agreements have terms through September 30, 2019 with the Master being subject to five one-year renewal periods at U.S. Cellular’s option.  The estimated amounts to be paid to Amdocs with respect to the Master and SOW agreements during the remaining terms are approximately $53 million and $67 million (exclusive of travel and expenses and subject to certain potential adjustments), respectively.

Lease Commitments

TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites, data centers and data-processing equipment which are accounted for as operating leases.  Certain leases have renewal options and/or fixed rental increases.  Renewal options that are reasonably assured of exercise are included in determining the lease term.  Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

As of December 31, 2016, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases
	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts
(Dollars in millions)
2017	$158	$50
2018	143	42
2019	130	33
2020	117	22
2021	106	8
Thereafter	816	1
Total	$1,470	$156

For 2016, 2015 and 2014, rent expense for noncancellable long-term leases was $177 million, $168 million and $177 million, respectively; and rent expense under cancellable short-term leases was $12 million, $11 million and $9 million, respectively.

Indemnifications

TDS enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require TDS to perform under these indemnities are transaction specific; however, these agreements may require TDS to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  TDS is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, TDS has not made any significant indemnification payments under such agreements.

Legal Proceedings

TDS is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If TDS believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

TDS has accrued less than $1 million with respect to legal proceedings and unasserted claims as of December 31, 2016 and 2015.  TDS has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss.  TDS is unable to estimate any contingent loss in excess of the amounts accrued.